Equity	1 Months Ended	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Equity
Note M—Equity
Predecessor
As of December 31, 2019 and 2018, the Predecessor had 900 issued and outstanding Class A Units that are entitled to the voting rights and distributions.
On June 11, 2019 the Predecessor filed an amended operating agreement to issue 100 Class B Units (“
Profit Interests
”) which were subject to certain restrictions and vesting requirements (see Note N). The Class B Member was not entitled to any voting rights until January 1, 2024. Only vested Class B units participate in cash flow distributions on a pro rata basis with Class A Units and are eligible for capital transactions proceeds only if the aggregate distributions were equal to or greater than $50 million.
Successor
The Successor has 100 Units (“
Units
”) issued and outstanding as of December 31, 2020 (Successor).

Note K – Equity
Predecessor
As of September 30, 2020, the Predecessor had 900 issued and outstanding Class A Units that are entitled to the voting rights and distributions.
On June 11, 2019, the Predecessor filed an amended operating agreement to issue 100 Class B Units which were subject to certain restrictions and vesting requirements (see Note L). The Class B Member is not entitled to any voting rights until January 1, 2024. Only vested Class B units participate in cash flow distributions on a pro rata basis with Class A Units and are eligible for capital transactions proceeds only if the aggregate distributions were equal to or greater than $50 million.
Successor
The Company has 100 Units (“
Units
”) issued and outstanding as of September 30, 2021 and December 31, 2020.

GigCapital4, Inc
Equity
5. STOCKHOLDERS’ EQUITY
Common Stock
The authorized common stock of the Company includes up to 100,000,000 shares. Holders of the Company’s common stock are entitled to one vote for each share of common stock. As of December 31, 2020, there were 8,952,000 shares of common stock issued and 1,170,000 of which are forfeitable as described in Note 4.
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the board of directors. As of December 31, 2020, there were no shares of preferred stock issued and outstanding.

6. STOCKHOLDERS’ EQUITY
Common Stock
The authorized Common Stock of the Company includes up to 100,000,000 shares. Holders of the Company’s Common Stock are entitled to one vote for each share of Common Stock. As of September 30, 2021, there were 10,069,600 shares of Common Stock issued and outstanding and not subject to possible redemption. There were 35,880,000 shares of Common Stock subject to possible redemption issued and outstanding as of September 30, 2021.
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of September 30, 2021, there were no shares of preferred stock issued and outstanding.
Warrants (Public Warrants and Private Placement Warrants)
Warrants will be exercisable for $11.50 per share, and the exercise price and number of warrant shares issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation of the Company. In addition, if (x) the Company issues additional shares of Common Stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Common Stock (with such issue price or effective issue price to be determined in good faith by the Company’s Board of Directors, and in the case of any such issuance to the Company’s Founder or its affiliates, without taking into account any Founder Shares held by it prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 65% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of its initial Business Combination (net of redemptions), and (z) the volume weighted-average trading price of the Company’s common stock during the
20 trading-day
period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.
Each warrant will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the Offering and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption. However, if the Company does not complete its initial Business Combination on or prior to the
24-month
period allotted to complete the Business Combination, the warrants will expire at the end of such period. If the Company is unable to deliver registered shares of Common Stock to the holder upon exercise of the warrants during the exercise period, there will be no net cash settlement of these warrants and the warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant Agreement. Once the warrants become exercisable, the Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of Common Stock equals or exceeds $18.00 per share for any 20 trading days within the
30-trading
day period ending on the third trading day before the Company sends the notice of redemption to the warrant holders.
Under the terms of the Warrant Agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s initial Business Combination, for the registration of the shares of Common Stock issuable upon exercise of the warrants included in the Units and Private Placement Units.
As of September 30, 2021, there were 12,326,478 warrants outstanding.
Stock-based Compensation
Also included in the outstanding shares of Common Stock are 18,000 shares issued in consideration of future services to the Insiders, who are non-employee
consultants. These shares are subject to forfeiture if the individuals resign or are terminated for cause prior to the completion of the Business Combination. If an initial Business Combination occurs and these shares have not been previously forfeited, the fair value of the Common Stock on the date the shares vest will be recognized as stock-based compensation in the Company’s condensed statements of operations and comprehensive loss when the completion of the Business Combination becomes probable.